CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 73,257	£ 55,130
Items in the course of collection from banks	299	313
Financial assets at fair value through profit or loss	171,626	160,189
Derivative financial instruments	29,613	26,369
Loans and advances to banks	10,746	9,775
Loans and advances to customers	498,843	494,988
Debt securities	5,405	5,544
Financial assets at amortised cost	514,994	510,307
Financial assets at fair value through other comprehensive income	27,603	25,092
Investments in joint ventures and associates	296	304
Goodwill	2,320	2,324
Value of in-force business	5,617	5,558
Other intangible assets	4,140	3,808
Property, plant and equipment	11,754	13,104
Current tax recoverable	660	7
Deferred tax assets	2,741	2,666
Retirement benefit assets	1,714	681
Assets arising from contracts held with reinsurers	20,385	23,567
Other assets	4,250	4,474
Total assets	871,269	833,893
Liabilities
Deposits from banks	31,465	28,179
Customer deposits	460,068	421,320
Items in course of transmission to banks	306	373
Financial liabilities at fair value through profit or loss	22,646	21,486
Derivative financial instruments	27,313	25,779
Notes in circulation	1,305	1,079
Debt securities in issue	87,397	97,689
Liabilities arising from insurance contracts and participating investment contracts	116,060	111,449
Liabilities arising from non-participating investment contracts	38,452	37,459
Other liabilities	20,347	20,333
Retirement benefit obligations	245	257
Current tax liabilities	31	187
Deferred tax liabilities	45	44
Other provisions	1,915	3,323
Subordinated liabilities	14,261	17,130
Total liabilities	821,856	786,087
Equity
Share capital	7,084	7,005
Share premium account	17,863	17,751
Other reserves	13,747	13,695
Retained profits	4,584	3,246
Shareholders’ equity	43,278	41,697
Other equity instruments	5,906	5,906
Total equity excluding non-controlling interests	49,184	47,603
Non-controlling interests	229	203
Total equity	49,413	47,806
Total equity and liabilities	£ 871,269	£ 833,893